Schedule of investment in associates (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning	$ 895	$ 221
Addition during the financial year	1,492,955	674
Unquoted shares - at cost end	1,493,850	895
Accumulated impairment loss beginning	(257)	(7)
Addition during the financial year		(250)
Accumulated impairment loss end	(257)	(257)
Unquoted shares - at cost, net	1,493,593	638
Share of post-acquisition reserve beginning	10,490	8,855
Share of profit during the financial year	3,421	1,635
Share of post-acquisition reserve beginning	13,911	10,490
Share of post-acquisition reserve, net	1,507,504	11,128
Exchange differences	(860)	(414)
Investment in associates	$ 1,506,644	$ 10,714